Summary of Significant Accounting Policies (Policies)	3 Months Ended	12 Months Ended
	Mar. 31, 2022	Dec. 31, 2021
Accounting Policies [Abstract]
Principles of Consolidation		The accompanying financial statements reflect our financial position, results of operations, comprehensive income (loss), equity and cash flows on a consolidated basis. All intercompany transactions and account balances have been eliminated.
Use of Estimates		The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America (“GAAP”) requires us to make estimates, judgments and assumptions that affect the reported amounts of assets, liabilities, revenues and expenses, and related disclosure of contingent assets and liabilities at the date of the financial statements and for the period then ended. On an ongoing basis, we evaluate the estimates used. We base our estimates on historical experience, actuarial estimates, current conditions and various other assumptions that we believe to be reasonable under the circumstances. These estimates form the basis for making judgments about the carrying values of assets and liabilities and are not readily apparent from other sources. Actual results may differ from these estimates.
Foreign Currency		Local currencies are the functional currencies for our operations outside the United States, with the exception of certain foreign holding companies, whose functional currency is the United States dollar. In those instances where the local currency is the functional currency, assets and liabilities are translated at period-end exchange rates, and revenues and expenses are translated at average exchange rates for the applicable period.
Cash, Cash Equivalents and Restricted Cash		Cash and cash equivalents include cash on hand and cash invested in highly liquid short-term securities, which have remaining maturities at the date of purchase of less than 90 days. Cash and cash equivalents are carried at cost, which approximates fair value.
Allowance for Doubtful Accounts and Credit Memo Reserves	ACCOUNTS RECEIVABLE We maintain an allowance for doubtful accounts and a credit memo reserve for estimated losses resulting from the potential inability of our customers to make required payments and potential disputes regarding billing and service issues.
We maintain an allowance for doubtful accounts and a credit memo reserve for estimated losses resulting from the potential inability of our customers to make required payments and potential disputes regarding billing and service issues.
In June 2016, the Financial Accounting Standards Board (“FASB”) issued Accounting Standards Update ("ASU") No. 2016-13, Financial Instruments-Credit Losses-Measurement of Credit Losses on Financial Instruments (“ASU 2016-13”). ASU 2016-13 changes how entities will measure credit losses on most financial assets. The standard eliminates the probable initial recognition of estimated losses and provides a forward-looking expected credit loss model for accounts receivable, loans and other financial instruments.
On January 1, 2020 we adopted ASU 2016-13 on a modified retrospective basis for all financial assets measured at amortized cost. The adoption of ASU 2016-13 did not result in a material impact on our consolidated financial statements. Under ASU 2016-13, we calculate and monitor our allowance considering future potential economic and macroeconomic conditions and reasonable and supportable forecasts for expected future collectability of our outstanding receivables, in addition to considering our past loss experience, current and prior trends in our aged receivables and credit memo activity. Our considerations when calculating our allowance include, but are not limited to, the following: the location of our businesses, the composition of our customer base, our product and service lines, potential future economic unrest, and potential future macroeconomic factors, including natural disasters and any impacts associated with the COVID-19 pandemic. Continued adjustments will be made should there be any material change to reasonable and supportable forecasts that may impact our likelihood of collection, as it becomes evident. Our highly diverse global customer base, with no single customer accounting for more than approximately 1% of revenue during the years ended December 31, 2021, 2020 and 2019, limits our exposure to concentration of credit risk. Additionally, we write off uncollectible balances as circumstances warrant, generally, no later than one year past due.
Prior to our adoption of ASU 2016-13, we maintained an allowance for doubtful accounts for estimated losses resulting from the potential inability of our customers to make required payments and potential disputes regarding billing and service issues. When calculating the allowance, we considered our past loss experience, current and prior trends in our aged receivables and credit memo activity, current economic conditions, and specific circumstances of individual receivable balances. If the financial condition of our customers were to significantly change, resulting in a significant improvement or impairment of their ability to make payments, an adjustment of the allowance might have been required.
Concentrations of Credit Risk		Financial instruments that potentially subject us to credit risk consist principally of cash and cash equivalents (including money market funds and time deposits) and accounts receivable.As per our risk management investment policy, we limit exposure to concentration of credit risk by limiting the amount invested in any one mutual fund to a maximum of 1% of the fund's total assets or in any one financial institution to a maximum of $75,000.
Property, Plant and Equipment
Property, plant and equipment are stated at cost and depreciated using the straight-line method with the following useful lives (in years):

DESCRIPTION	RANGE
Buildings and building improvements	5 to 40
Leasehold improvements	5 to 10 or life of the lease (whichever is shorter)
Racking	1 to 20 or life of the lease (whichever is shorter)
Warehouse equipment/vehicles	1 to 10
Furniture and fixtures	1 to 10
Computer hardware and software	2 to 5
Minor maintenance costs are expensed as incurred. Major improvements which extend the life, increase the capacity or improve the safety or the efficiency of property owned are capitalized and depreciated. Major improvements to leased buildings are capitalized as leasehold improvements and depreciated.We capitalize interest expense during the active construction period of major capital projects. Capitalized interest is added to the cost of the underlying assets and is amortized over the useful lives of the assets.We develop various software applications for internal use. Computer software costs associated with internal use software are expensed as incurred until certain capitalization criteria are met. Third party consulting costs, as well as payroll and related costs for employees directly associated with, and devoting time to, the development of internal use computer software projects (to the extent time is spent directly on the project) are capitalized. Capitalization begins when the design stage of the application has been completed and it is probable that the project will be completed and used to perform the function intended. Capitalization ends when the asset is ready for its intended use. Depreciation begins when the software is placed in service. Computer software costs that are capitalized are periodically evaluated for impairment.Entities are required to record the fair value of a liability for an asset retirement obligation in the period in which it is incurred. Asset retirement obligations represent the costs to replace or remove tangible long-lived assets required by law, regulatory rule or contractual agreement. Our asset retirement obligations are primarily the result of requirements under our facility lease agreements which generally have “return to original condition” clauses which would require us to remove or restore items such as shred pits, vaults, demising walls and office build-outs, among others. The significant assumptions used in estimating our aggregate asset retirement obligations are the timing of removals, the probability of a requirement to perform, estimated cost and associated expected inflation rates that are consistent with historical rates and credit-adjusted risk-free rates that approximate our incremental borrowing rate.
Leases	LEASES We lease facilities for certain warehouses, data centers and office space. We also have land leases, including those on which certain facilities are located.
We lease facilities for certain warehouses, data centers and office space. We also have land leases, including those on which certain facilities are located. The majority of our leased facilities are classified as operating leases that, on average, have initial lease terms of five to 10 years, with one or more lease renewal options to extend the lease term. Our lease renewal option terms generally range from one to five years. The exercise of the lease renewal option is at our sole discretion and may contain fixed rent, fair market value based rent or Consumer Price Index rent escalation clauses. We include option periods in the lease term when our failure to renew the lease would result in an economic disincentive, thereby making it reasonably certain that we will renew the lease. We recognize straight line rental expense over the life of the lease and any fair market value or Consumer Price Index rent escalations are recognized as variable lease expense in the period in which the obligation is incurred. In addition, we lease certain vehicles and equipment. Vehicle and equipment leases typically have lease terms ranging from one to seven years.
We account for all leases, both operating and financing, in accordance with Accounting Standards Codification ("ASC") Topic 842 Leases, ("ASC 842"). Our accounting policy provides that leases with an initial term of 12 months or less will not be included within the lease right-of-use assets and lease liabilities recognized on our Consolidated Balance Sheets. We will continue to recognize the lease payments for those leases with an initial term of 12 months or less in our Consolidated Statements of Operations on a straight-line basis over the lease term.
The lease right-of-use assets and related lease liabilities are classified as either operating or financing. Lease right-of-use assets are calculated as the net present value of future payments plus any capitalized initial direct costs less any tenant improvements or lease incentives. Lease liabilities are calculated as the net present value of future payments. In calculating the present value of the lease payments, we utilize the rate stated in the lease (in the limited circumstances when such rate is explicitly stated) or, if no rate is explicitly stated, we utilize a rate that reflects our securitized incremental borrowing rate by geography for the lease term. We account for nonlease components (which include common area maintenance, taxes, and insurance) with the related lease component. Any variable nonlease components are not included within the lease right-of-use asset and lease liability on our Consolidated Balance Sheets, and instead, are reflected as an expense in the period incurred.

Long-Lived Assets		We review long-lived assets, including all finite-lived intangible assets, for impairment whenever events or changes in circumstances indicate the carrying amount of such assets may not be recoverable. Recoverability of these assets is determined by comparing the sum of the forecasted undiscounted net cash flows of the operation to which the assets relate to their carrying amount. The operations are generally distinguished by the business segment and geographic region in which they operate. If it is determined that we are unable to recover the carrying amount of the assets, the long-lived assets are written down, on a pro rata basis, to fair value. Fair value is determined based on discounted cash flows or appraised values, depending upon the nature of the assets. Long-lived assets, including finite-lived intangible assets, are amortized over their useful lives. Annually, or more frequently if events or circumstances warrant, we assess whether a change in the lives over which long-lived assets, including finite-lived intangible assets, are amortized is necessary.
Goodwill and Other Indefinite- Lived Intangible Assets	GOODWILL AND OTHER INDEFINITE-LIVED INTANGIBLE ASSETS
Goodwill and intangible assets with indefinite lives are not amortized but are reviewed annually for impairment or more frequently if impairment indicators arise. Other than goodwill, we currently have no intangible assets that have indefinite lives and which are not amortized.
We have selected October 1 as our annual goodwill impairment review date. We have performed our annual goodwill impairment review as of October 1, 2021, 2020 and 2019. We concluded that as of October 1, 2021, 2020 and 2019, goodwill was not impaired. During the first quarter of 2020, as discussed in greater detail below, we concluded that we had a triggering event related to our Fine Arts reporting unit, requiring us to perform an interim goodwill impairment test. We concluded that the fair value of our Fine Arts reporting unit was less than its carrying value, and, therefore, we recorded a $23,000 impairment charge on the goodwill associated with this reporting unit during the first quarter of 2020.
The following is a discussion regarding (i) interim goodwill impairment review for our Fine Arts reporting unit during the first quarter of 2020 and (ii) the reporting units at which level we tested goodwill for impairment as of October 1, 2021 and 2020 and the composition of these reporting units at December 31, 2021 and 2020 (including the amount of goodwill associated with each reporting unit), as restated for the changes to these reporting units during the second quarter of 2022. When changes occur in the composition of one or more reporting units, the goodwill is reassigned to the reporting units affected based upon their relative fair values.
I. INTERIM GOODWILL IMPAIRMENT REVIEW - FINE ARTS, FIRST QUARTER OF 2020
During the first quarter of 2020, we concluded that we had a triggering event related to our Fine Arts reporting unit, requiring us to perform an interim goodwill impairment test. The primary factor contributing to our conclusion was the expected impact of the COVID-19 pandemic to this particular business and its customers and revenue sources, which caused us to believe it was more likely than not that the carrying value of our Fine Arts reporting unit exceeded its fair value. During the first quarter of 2020, we performed an interim goodwill impairment test for our Fine Arts reporting unit utilizing a discounted cash flow model, with updated assumptions on future revenues, operating expenditures and capital expenditures. We concluded that the fair value of our Fine Arts reporting unit was less than its carrying value, and, therefore, we recorded a $23,000 impairment charge on the goodwill associated with this reporting unit during the first quarter of 2020. Factors that may impact these assumptions include, but are not limited to: (i) our ability to maintain, or grow, storage and retail service revenues in this reporting unit in line with current expectations and (ii) our ability to manage our fixed and variable costs in this reporting unit in line with potential future revenue declines.
II. REPORTING UNITS AS OF OCTOBER 1, 2021 and 2020
Our reporting units at which level we performed our goodwill impairment analysis as of October 1, 2021 and 2020 were as follows:

•North America Records and Information Management ("North America RIM")
•Europe Records and Information Management ("Europe RIM")
•Latin America Records and Information Management ("Latin America RIM")
•Australia and New Zealand Records and Information Management ("ANZ RIM")

•Asia Records and Information Management ("Asia RIM") •Global Data Center •Fine Arts •Entertainment Services
We concluded that the goodwill associated with each of our reporting units was not impaired as of such date. There were no changes to the composition of our reporting units between October 1, 2021 and December 31, 2021 and between October 1, 2020 and December 31, 2020.

The Discounted Cash Flow Model incorporates significant assumptions including future revenue growth rates, operating margins, discount rates and capital expenditures.	The Market Approach requires us to make assumptions related to Adjusted EBITDA (as defined in Note 11) multiples.

Changes in economic and operating conditions impacting these assumptions or changes in multiples could result in goodwill impairments in future periods. In conjunction with our annual goodwill impairment reviews, we reconcile the sum of the valuations of all of our reporting units to our market capitalization as of such dates.
2022 REPORTING UNIT CHANGES
During the second quarter of 2022, as a result of the realignment of our global managerial structure, we reassessed the composition of our reportable operating segments (see Note 11 for a description and definition of our reportable operating segments) as well as our reporting units.

We note the following changes to our reporting units as a result of the reassessment described above:
•our former Europe RIM reporting unit is now managed as two separate reporting units: (1) our Middle East, North Africa and Turkey ("MENAT") businesses will comprise our "MENAT RIM" reporting unit and (2) our other businesses in Europe and South Africa ("ESA") will comprise our “ESA RIM” reporting unit;
•our former ANZ RIM and Asia RIM reporting units are now managed as one "APAC RIM" reporting unit; and
•our asset lifecycle management ("ALM") business, which includes our legacy secure IT asset disposition business (which was primarily previously included in our North America RIM reporting unit) and the business acquired through our acquisition of Intercept Parent, Inc. ("ITRenew"), will comprise our newly formed "ALM" reporting unit.

There were no changes to our Latin America RIM, Global Data Center and Fine Arts reporting units. We have reassigned goodwill associated with the reporting units impacted by the reorganization on a relative fair value basis, where appropriate. The fair value of each of our new reporting units was determined based on the application of a combined weighted average approach of preliminary fair value multiples of revenue and earnings and discounted cash flow techniques. These fair values represent our best estimate and preliminary assessment of goodwill allocations to each of the new reporting units on a relative fair value basis. We have completed an interim goodwill impairment analysis before and after the reporting unit changes, and we have concluded that the goodwill associated with each of our reporting units was not impaired.
Finite-Lived Intangible Assets and Liabilities	FINITE-LIVED INTANGIBLE ASSETS AND LIABILITIES
I. CUSTOMER RELATIONSHIP INTANGIBLE ASSETS
Customer relationship intangible assets, which are acquired through either business combinations or acquisitions of customer relationships, are amortized over periods ranging from 10 to 30 years. Customer relationship intangible assets are recorded based upon estimates of their fair value.
Finite-lived intangible assets associated with our Global Data Center Business consist of the following:
DATA CENTER IN-PLACE LEASE INTANGIBLE ASSETS AND DATA CENTER TENANT RELATIONSHIP INTANGIBLE ASSETS
Data Center In-Place Lease Intangible Assets (“Data Center In-Place Leases”) and Data Center Tenant Relationship Intangible Assets (“Data Center Tenant Relationships”) reflect the value associated with acquiring a data center operation with active tenants as of the date of acquisition. The value of Data Center In-Place Leases is determined based upon an estimate of the economic costs (such as lost revenues, tenant improvement costs, commissions, legal expenses and other costs to acquire new data center leases) avoided by acquiring a data center operation with active tenants that would have otherwise been incurred if the data center operation was purchased vacant. Data Center In-Place Leases are amortized over the weighted average remaining term of the acquired data center leases. The value of Data Center Tenant Relationships is determined based upon an estimate of the economic costs avoided upon lease renewal of the acquired tenants, based upon expectations of lease renewal. Data Center Tenant Relationships are amortized over the weighted average remaining anticipated life of the relationship with the acquired tenant.
DATA CENTER ABOVE-MARKET AND BELOW-MARKET IN-PLACE LEASE INTANGIBLE ASSETS
We record Data Center Above-Market In-Place Lease Intangible Assets (“Data Center Above-Market Leases”) and Data Center Below-Market In-Place Lease Intangible Assets (“Data Center Below-Market Leases”) at the net present value of the difference between (i) the contractual amounts to be paid pursuant to each in-place lease and (ii) management’s estimate of the fair market lease rates for each corresponding in-place lease. Data Center Above-Market Leases and Data Center Below-Market Leases are amortized over the remaining non-cancellable term of the acquired in-place lease to storage revenue.

Deferred Financing Costs		Deferred financing costs are amortized over the life of the related debt. If debt is retired early, the related unamortized deferred financing costs are written-off in the period the debt is retired to Other (income) expense, net.
Derivatives Instruments and Hedging Activities		Every derivative instrument is required to be recorded in the balance sheet as either an asset or a liability measured at its fair value. Periodically, we acquire derivative instruments that are intended to hedge either cash flows or values that are subject to foreign exchange or other market price risk and not for trading purposes. We have formally documented our hedging relationships, including identification of the hedging instruments and the hedged items, as well as our risk management objectives and strategies for undertaking each hedge transaction. Given the recurring nature of our revenues and the long-term nature of our asset base, we have the ability and the preference to use long-term, fixed interest rate debt to finance our business, thereby preserving our long-term returns on invested capital. We may use interest rate swaps as a tool to maintain our targeted level of fixed rate debt. In addition, we may enter into cross-currency swaps to hedge the variability of exchange rates between the United States and our foreign subsidiaries, as well as interest rates. We may also use borrowings in foreign currencies, either obtained in the United States or by our foreign subsidiaries, to hedge foreign currency risk associated with our international investments.
Fair Value Measurements
Entities are permitted under GAAP to elect to measure certain financial instruments and certain other items at either fair value or cost. We have elected the cost measurement option in all circumstances where we had an option.
Our financial assets or liabilities that are carried at fair value are required to be measured using inputs from the three levels of the fair value hierarchy. A financial asset or liability’s classification within the hierarchy is determined based on the lowest level input that is significant to the fair value measurement. The three levels of the fair value hierarchy are as follows:
Level 1—Inputs are unadjusted quoted prices in active markets for identical assets or liabilities that we have the ability to access at the measurement date.
Level 2—Inputs include quoted prices for similar assets and liabilities in active markets, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the asset or liability (i.e., interest rates, yield curves, etc.), and inputs that are derived principally from or corroborated by observable market data by correlation or other means (market corroborated inputs).
Level 3—Unobservable inputs that reflect our assumptions about the assumptions that market participants would use in pricing the asset or liability.
Redeemable Noncontrolling Interests		REDEEMABLE NONCONTROLLING INTERESTSCertain unaffiliated third parties own noncontrolling interests in certain of our foreign consolidated subsidiaries. The underlying agreements between us and our noncontrolling interest shareholders for these subsidiaries contain provisions under which the noncontrolling interest shareholders can require us to purchase their respective interests in such subsidiaries at certain times and at a purchase price as stipulated in the underlying agreements (generally at fair value). These put options make these noncontrolling interests redeemable and, therefore, these noncontrolling interests are classified as temporary equity outside of stockholders’ equity. Redeemable noncontrolling interests are reported at the higher of their redemption value or the noncontrolling interest holders’ proportionate share of the underlying subsidiaries net carrying value. Increases or decreases in the redemption value of the noncontrolling interest are offset against Additional Paid-in Capital.
Revenues	Payments that are made to a customer’s current records management vendor in order to terminate the customer’s existing contract with that vendor (“Permanent Withdrawal Fees”), or direct payments to a customer for which no distinct benefit is received in return, are collectively referred to as "Customer Inducements". Customer Inducements are treated as a reduction of the transaction price over periods ranging from one to 10 years and are included in storage and service revenue in the accompanying Consolidated Statements of Operations. If the customer terminates its relationship with us, the unamortized carrying value of the Customer Inducement intangible asset is charged to revenue. However, in the event of such termination, we generally collect, and record as income, permanent removal fees that generally equal or exceed the amount of the unamortized Customer Inducement intangible asset.
Our revenues consist of storage rental revenues as well as service revenues and are reflected net of sales and value-added taxes. Storage rental revenues, which are considered a key driver of financial performance for the storage and information management services industry, consist primarily of recurring periodic rental charges related to the storage of materials or data (generally on a per unit basis) that are typically retained by customers for many years and revenues associated with our data center operations. Service revenues include charges for related service activities, the most significant of which include: (1) the handling of records, including the addition of new records, temporary removal of records from storage, refiling of removed records, customer termination and permanent removal fees, project revenues and courier operations, consisting primarily of the pickup and delivery of records upon customer request; (2) destruction services, consisting primarily of secure shredding of sensitive documents and the subsequent sale of shredded paper for recycling, the price of which can fluctuate from period to period; (3) digital solutions, including the scanning, imaging and document conversion services of active and inactive records, and consulting services; and (4) data center services, including set up, monitoring and support of our customers' assets which are protected in our data center facilities, and special project services, including data center fitout.
We account for revenue in accordance with ASC 606, Revenue from Contracts with Customers (“ASC 606”). Customers are generally billed monthly based on contractually agreed-upon terms, and storage rental and service revenues are recognized in the month the respective storage rental or service is provided, in line with the transfer of control to the customer. When storage rental fees or services are billed in advance, amounts related to future storage rental or prepaid service contracts are accounted for as deferred revenue and recognized upon the transfer of control to the customer, generally ratably over the contract term. Customer contracts generally include promises to provide monthly recurring storage and related services that are essentially the same over time and have the same pattern of transfer of control to the customer; therefore, most performance obligations represent a promise to deliver a series of distinct services over time (as determined for purposes of ASC 606, a “series”). For those contracts that qualify as a series, we have a right to consideration from the customer in an amount that corresponds directly with the value of the underlying performance obligation transferred to the customer to date. This concept is known as "right to invoice” and we apply the “right to invoice” practical expedient to the majority of all revenues, with the exception of storage revenues in our Global Data Center Business (which are subject to leasing guidance). Additionally, each purchasing decision is fully in the control of the customer and; therefore, consideration beyond the current reporting period is variable and allocated to the specific period to which the consideration relates, which is consistent with the practical expedient.
Our Global Data Center Business features storage rental provided to the customer at contractually specified rates over a fixed contractual period. Storage rental revenue related to the storage component of our Global Data Center Business is recognized on a straight-line basis over the contract term in accordance with ASC 842. The revenue related to the service component of our Global Data Center Business is recognized in the period the related services are provided.
The costs associated with the initial movement of customer records into physical storage and certain commissions are considered costs to obtain or fulfill customer contracts (“Contract Fulfillment Costs”). The following describes our significant Contract Fulfillment Costs recognized under ASC 606:
INTAKE COSTS (AND ASSOCIATED DEFERRED REVENUE)
The costs of the initial intake of customer records into physical storage (“Intake Costs”) are deferred and amortized as a component of depreciation and amortization in our Consolidated Statements of Operations over three years, consistent with the transfer of the performance obligation to the customer to which the asset relates. In instances where such Intake Costs are billed to the customer, the associated revenue is deferred and recognized over the same three-year period.
COMMISSIONS
Certain commission payments that are directly associated with the fulfillment of long-term contracts are capitalized and amortized as a component of depreciation and amortization in our Consolidated Statements of Operations over three years, consistent with the transfer of the performance obligation to the customer to which the asset relates. Certain direct commission payments associated with contracts with a duration of one year or less are expensed as incurred under the practical expedient which allows an entity to expense as incurred an incremental cost of obtaining a contract if the amortization period of the asset that the entity otherwise would have recognized is one year or less.

Stock-Based Compensation
We record stock-based compensation expense, utilizing the straight-line method, for the cost of stock options, restricted stock units (“RSUs”), performance units (“PUs”) and shares of stock issued under our employee stock purchase plan (“ESPP”) (together, "Employee Stock-Based Awards”).
For our Employee Stock-Based Awards made on or after February 20, 2019, we have included the following retirement provision:
•Upon an employee’s retirement on or after attaining age 58, if the sum of (i) the award recipient’s age at retirement and (ii) the award recipient’s years of service with the company totals at least 70, the award recipient is entitled to continued vesting of any outstanding Employee Stock-Based Awards, provided that, for awards granted in the year of retirement, their retirement occurs on or after July 1 (the “Retirement Criteria”).
•Accordingly, (i) grants of Employee Stock-Based Awards to an employee who has met the Retirement Criteria on or before the date of grant, or will meet the Retirement Criteria before July 1 of the year of the grant, will be expensed between the date of grant and July 1 of the grant year and (ii) grants of Employee Stock-Based Awards to employees who will meet the Retirement Criteria during the award’s normal vesting period will be expensed between the date of grant and the date upon which the award recipient meets the Retirement Criteria.
•Stock options and RSUs granted to recipients who meet the Retirement Criteria will continue vesting on the original vesting schedule. If an employee retires and has met the Retirement Criteria, stock options generally will remain exercisable for up to three years or the original expiration date of the stock options, if earlier. PUs granted to recipients who meet the Retirement Criteria will continue to vest and be delivered in accordance with the original vesting schedule of the applicable PU award and remain subject to the same performance conditions.
The substantial majority of stock-based compensation expense for Employee Stock-Based Awards is included in Selling, general and administrative expenses in the accompanying Consolidated Statements of Operations.
STOCK OPTIONS
Options are generally granted with exercise prices equal to the market price of the stock on the date of grant; however, in certain instances, options are granted at prices greater than the market price of the stock on the date of grant. The substantial majority of options we issue become exercisable ratably over a period three years from the date of grant and have a contractual life of 10 years from the date of grant, unless the holder’s employment is terminated sooner. Our non-employee directors are considered employees for purposes of our stock option plans and stock option reporting.
Our stock options outstanding at December 31, 2021 are based on the three-year vesting period (10 year contractual life) described above.
Our equity compensation plans generally provide that, upon a vesting change in control (as defined in each plan), any unvested options and other awards granted thereunder shall vest immediately if an employee is terminated as a result of the change in control or terminates their own employment for good reason (as defined in each plan). On January 20, 2015, our stockholders approved the adoption of the Iron Mountain Incorporated 2014 Stock and Cash Incentive Plan, as amended (the "2014 Plan”).
In May 2021, our stockholders approved an amendment to the 2014 Plan to (i) increase the number of shares of our common stock authorized for issuance thereunder by 8,000,000 from 12,750,000 to 20,750,000, (ii) extend the termination date of the 2014 Plan from May 24, 2027 to May 12, 2031, (iii) provide that, other than in specified circumstances, no equity-based award will vest before the first anniversary of the date of grant and (iv) provide that dividends and dividend equivalents are not paid with respect to stock options or stock appreciation rights.
Expected volatility is calculated utilizing daily historical volatility over a period that equates to the expected life of the option.
(2)Risk-free interest rate is based on the United States Treasury interest rates whose term is consistent with the expected life (estimated period of time outstanding) of the stock options.
(3)Expected dividend yield is considered in the option pricing model and represents our current annualized expected per share dividends over the current trade price of our common stock.
(4)Expected life of the stock options granted is estimated using the historical exercise behavior of employees.
Our RSUs generally have a vesting period of three years from the date of grant. However, RSUs granted to our non-employee directors vest immediately upon grant. All RSUs accrue dividend equivalents associated with the underlying stock as we declare dividends. Dividends will generally be paid to holders of RSUs in cash upon the vesting date of the associated RSU and will be forfeited if the RSU does not vest. The fair value of RSUs is the excess of the market price of our common stock at the date of grant over the holder's purchase price (which is typically zero). The PUs we issue vest based on our performance against predefined operational and share based targets. For awards granted in 2019 and thereafter, the vesting is subject to a minimum level of return on invested capital (“ROIC”) in the third year of the performance period, and thereafter the number of PUs earned is based on (i) the revenue performance for each year averaged at the end of the three-year performance period, (ii) the revenue exit rate of new products in the last quarter of the three-year performance period and (iii) a relative TSR target. With respect to the PUs granted in 2019 and thereafter, the number of PUs earned may range from 0% to approximately 238% of the initial award.
All of our PUs will be settled in shares of our common stock and are subject to cliff vesting three years from the date of the original PU grant. As detailed above, PUs granted are subject to the Retirement Criteria. PUs granted to recipients who meet the Retirement Criteria will continue to vest and be delivered in accordance with the original vesting schedule of the applicable PU award and remain subject to the same performance conditions. As a result, PUs are generally expensed over the three-year performance period.
All PUs accrue dividend equivalents associated with the underlying stock as we declare dividends. Dividends will generally be paid to holders of PUs in cash upon the settlement date of the associated PU and will be forfeited if the PU does not vest.
We offer an ESPP in which participation is available to substantially all United States and Canadian employees who meet certain service eligibility requirements. The ESPP provides for the purchase of our common stock by eligible employees through successive offering periods. We have historically had two six-month offering periods per year, the first of which generally runs from June 1 through November 30 and the second of which generally runs from December 1 through May 31. During each offering period, participating employees accumulate after-tax payroll contributions, up to a maximum of 15% of their compensation, to pay the purchase price at the end of the offering. Participating employees may withdraw from an offering before the purchase date and obtain a refund of the amounts withheld as payroll deductions. At the end of the offering period, outstanding options under the ESPP are exercised, and each employee’s accumulated contributions are used to purchase our common stock. The price for shares purchased under the ESPP is 95% of the fair market price at the end of the offering period, without a look-back feature. As a result, we do not recognize compensation expense for the ESPP shares purchased.
Income Taxes	INCOME TAXESWe provide for income taxes during interim periods based on our estimate of the effective tax rate for the year.	Accounting for income taxes requires the recognition of deferred tax assets and liabilities for the expected future tax consequences of temporary differences between the tax and financial reporting bases of assets and liabilities and for loss and credit carryforwards. Valuation allowances are provided when recovery of deferred tax assets does not meet the more likely than not standard as defined in GAAP. We have elected to recognize interest and penalties associated with uncertain tax positions as a component of the Provision (benefit) for income taxes in the accompanying Consolidated Statements of Operations.We have been organized and have operated as a REIT effective beginning with our taxable year that ended on December 31, 2014. As a REIT, we are generally permitted to deduct from our federal taxable income the dividends we pay to our stockholders. The income represented by such dividends is not subject to federal taxation at the entity level but is taxed, if at all, at the stockholder level. The income of our domestic taxable REIT subsidiaries (“TRSs”), which hold our domestic operations that may not be REIT-compliant as currently operated and structured, is subject, as applicable, to federal and state corporate income tax. In addition, we and our subsidiaries continue to be subject to foreign income taxes in other jurisdictions in which we have business operations or a taxable presence, regardless of whether assets are held or operations are conducted through subsidiaries disregarded for federal income tax purposes or TRSs. We will also be subject to a separate corporate income tax on any gains recognized on the sale or disposition of any asset previously owned by a C corporation during a five-year period after the date we first owned the asset as a REIT asset that are attributable to “built-in gains” with respect to that asset on that date. We will also be subject to a built-in gains tax on our depreciation recapture recognized into income as a result of accounting method changes in connection with our acquisition activities. If we fail to remain qualified for taxation as a REIT, we will be subject to federal income tax at regular corporate income tax rates. Even if we remain qualified for taxation as a REIT, we may be subject to some federal, state, local and foreign taxes on our income and property in addition to taxes owed with respect to our TRS operations. In particular, while state income tax regimes often parallel the federal income tax regime for REITs, many states do not completely follow federal rules and some do not follow them at all.
As a REIT, we are entitled to a deduction for dividends paid, resulting in a substantial reduction of federal income tax expense. As a REIT, substantially all of our income tax expense will be incurred based on the earnings generated by our foreign subsidiaries and our domestic TRSs.
Following our conversion to a REIT in 2014, we concluded that it was not our intent to reinvest our current and future undistributed earnings of our foreign subsidiaries indefinitely outside the United States. As of December 31, 2016, we concluded that it is our intent to indefinitely reinvest our current and future undistributed earnings of certain of our unconverted foreign TRSs outside the United States. During 2021, as a result of the enactment of a tax law and the closing of various acquisitions, we reassessed this intention and concluded that it is no longer our intention to reinvest our undistributed earnings of our foreign TRSs indefinitely outside the United States. As a REIT, future repatriation of incremental undistributed earnings of our foreign subsidiaries will not be subject to federal or state income tax, with the exception of foreign withholding taxes. However, such future repatriations may require distributions to our stockholders in accordance with REIT distribution rules, and any such distribution may then be taxable, as appropriate, at the stockholder level. We expect to provide for foreign withholding taxes on the current and future earnings of all of our foreign subsidiaries as the result of such reassessment.
The evaluation of an uncertain tax position is a two-step process. The first step is a recognition process whereby we determine whether it is more likely than not that a tax position will be sustained upon examination, including resolution of any related appeals or litigation processes, based on the technical merits of the position. The second step is a measurement process whereby a tax position that meets the more likely than not recognition threshold is calculated to determine the amount of benefit to recognize in the financial statements. The tax position is measured as the largest amount of benefit that is greater than 50% likely of being realized upon ultimate settlement.
We have elected to recognize interest and penalties associated with uncertain tax positions as a component of the provision (benefit) for income taxes in the accompanying Consolidated Statements of Operations.
Income (Loss) Per Share-Basic and Diluted		Basic income (loss) per common share is calculated by dividing income (loss) by the weighted average number of common shares outstanding. The calculation of diluted income (loss) per share is consistent with that of basic income (loss) per share but gives effect to all potential common shares (that is, securities such as stock options, RSUs, PUs, warrants or convertible securities) that were outstanding during the period, unless the effect is antidilutive.
New Accounting Pronouncements	NEW ACCOUNTING PRONOUNCEMENTS
RECENTLY ADOPTED ACCOUNTING PRONOUNCEMENTS
In December 2019, the Financial Accounting Standards Board (the "FASB") issued ASU No. 2019-12, Income Taxes (Topic 740) (“ASU 2019-12”). ASU 2019-12 simplifies the accounting for income taxes by removing certain exceptions for recognizing deferred taxes for investments, performing intra-period allocation and calculating income taxes in interim periods. ASU 2019-12 also adds guidance to reduce complexity in certain areas, including recognizing deferred taxes for tax goodwill and allocating taxes to members of a consolidated group. We adopted ASU 2019-12 on January 1, 2021. ASU 2019-12 did not have a material impact on our consolidated financial statements.
OTHER AS YET ADOPTED ACCOUNTING PRONOUNCEMENTS
In December 2021, the FASB issued ASU No. 2021-08, Business Combinations (Topic 805), Accounting for Contract Assets and Contract Liabilities from Contracts with Customers (“ASU 2021-08”). ASU 2021-08 requires that an entity recognize and measure contract assets and contract liabilities acquired in a business combination in accordance with ASU 2014-09 and for the related revenue contracts in accordance with ASU 2014-09 as if it had originated the contracts. ASU 2021-08 will be effective for us on January 1, 2023, with early adoption permitted. We are currently evaluating the impact ASU 2021-08 will have on our consolidated financial statements.
In March 2020, the FASB issued ASU No. 2020-04, Reference Rate Reform (Topic 848) (“ASU 2020-04”). ASU 2020-04 provides optional expedients and exceptions for applying U.S.GAAP to contracts, hedging relationships, and other transactions, for a limited period of time, to ease the potential burden of recognizing the effects of reference rate reform on financial reporting. The amendments in ASU 2020-04 apply to contracts, hedging relationships and other transactions that reference the London Inter-Bank Offered Rate (“LIBOR”) or another reference rate expected to be discontinued due to the global transition away from LIBOR and certain other interbank offered rates. An entity may elect to apply the amendments provided by ASU 2020-04 beginning March 12, 2020 through December 31, 2022. We are currently evaluating these amendments as they relate to our contracts, hedging relationships and other transactions that reference LIBOR, as well as the impact of ASU 2020-04 on our consolidated financial statements but do not expect the impact to be material.
Acquisitions		ACQUISITION AND INTEGRATION COSTSAcquisition and integration costs represent operating expenditures directly associated with the closing and integration activities of our business acquisitions that have closed, or are highly probable of closing, and include (i) advisory, legal and professional fees to complete business acquisitions and (ii) costs to integrate acquired businesses into our existing operations, including move, severance, facility upgrade and system integration costs (collectively, "Acquisition and Integration Costs"). Acquisition and Integration Costs do not include costs associated with the formation of joint ventures or costs associated with the acquisition of customer relationshipsWe account for acquisitions using the acquisition method of accounting, and, accordingly, the assets and liabilities acquired are recorded at their estimated fair values and the results of operations for each acquisition have been included in our consolidated results from their respective acquisition dates. Allocations of the purchase price for acquisitions are based on estimates of the fair value of the net assets acquired and are subject to adjustment upon the finalization of the purchase price allocations. The accounting for business combinations requires estimates and judgments regarding expectations for future cash flows of the acquired business, and the allocations of those cash flows to identifiable tangible and intangible assets, in determining the assets acquired and liabilities assumed. The fair values assigned to tangible and intangible assets acquired and liabilities assumed, including contingent consideration, are based on management’s best estimates and assumptions, as well as other information compiled by management, including valuations that utilize customary valuation procedures and techniques. The estimates and assumptions underlying the initial valuations are subject to the collection of information necessary to complete the valuations within the measurement periods, which are up to one year from the respective acquisition dates. The preliminary purchase price allocations that are not finalized as of December 31, 2021 relate to the final assessment of the fair values of intangible assets (primarily customer relationship intangible assets) and property, plant and equipment associated with the acquisitions we closed in 2021.As the valuation of certain assets and liabilities for purposes of purchase price allocations are preliminary in nature, they are subject to adjustment as additional information is obtained about the facts and circumstances regarding these assets and liabilities that existed at the acquisition date. Any adjustments to our estimates of purchase price allocation will be made in the periods in which the adjustments are determined and the cumulative effect of such adjustments will be calculated as if the adjustments had been completed as of the acquisition dates.
Commitments and Contingencies	We are involved in litigation from time to time in the ordinary course of business, including litigation arising from damage to customer assets in our facilities caused by fires and other natural disasters. While the outcome of such litigation is inherently uncertain, we do not believe any current litigation will have a material adverse effect on our consolidated financial condition, results of operations or cash flows.	We are involved in litigation from time to time in the ordinary course of business, including litigation arising from damage to customer assets in our facilities caused by fires and other natural disasters. A portion of the defense and/or settlement costs associated with such litigation is covered by various commercial liability insurance policies purchased by us and, in limited cases, indemnification from third parties. Our policy is to establish reserves for loss contingencies when the losses are both probable and reasonably estimable. We record legal costs associated with loss contingencies as expenses in the period in which they are incurred.
Segment Information
Adjusted EBITDA for each segment is defined as net income (loss) before interest expense, net, provision (benefit) for income taxes, depreciation and amortization (inclusive of our share of Adjusted EBITDA from our unconsolidated joint ventures), and excluding certain items we do not believe to be indicative of our core operating results, specifically:

EXCLUDED
•Acquisition and Integration Costs	•Other expense (income), net
•Restructuring Charges	•Stock-based compensation expense
•(Gain) loss on disposal/write-down of property, plant and equipment, net (including real estate)

Internally, we use Adjusted EBITDA as the basis for evaluating the performance of, and allocating resources to, our operating segments.

The accounting policies of the reportable segments are the same as those described in Note 2. Adjusted EBITDA for each segment is defined as income (loss) from continuing operations before interest expense, net, provision (benefit) for income taxes, depreciation and amortization (inclusive of our share of Adjusted EBITDA from our unconsolidated joint ventures), and excluding certain items we do not believe to be indicative of our core operating results, specifically:

EXCLUDED
•Acquisition and Integration Costs •Restructuring Charges •Intangible impairments •(Gain) loss on disposal/write-down of property, plant and equipment, net (including real estate)	•Other (income) expense, net •Stock-based compensation expense •COVID-19 Costs (as defined below)

Internally, we use Adjusted EBITDA as the basis for evaluating the performance of, and allocated resources to, our operating segments.